NATURE AND DESCRIPTION OF THE COMPANY (Details)	6 Months Ended
Jul. 04, 2020 property
Disclosure of subsidiaries [line items]
Number of plant locations	17
Brookfield | Norbord
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	43.00%